Investments - Schedule of Investments (Details) - USD ($)		Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023
Short-term investments:
Fixed deposit receipt			$ 1,557,104
Total short-term investments			1,557,104
Long-term investments:
Investments accounted for using the equity method	[1]	11,038,160	11,510,894
Investments without readily determinable FVs	[2]	6,254,168	6,467,256
Total long-term investments		17,292,328	17,978,150
Impairment loss of long-term equity investments		(3,018,161)	(3,120,994)
Total long-term investments, net		14,274,167	14,857,156	$ 13,510,869	$ 10,674,801
Total investments		$ 14,274,167	$ 16,414,260

[1]	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method. In September 2024, the Company paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd.
[2]	In September 2022, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. (“Chongqing Chenglu”) for $3,479,252. In January 2024, the Company acquired 3.6554% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership) for $2,849,977. The Company invested in these investees as strategic investments to seize future market opportunities in the new energy industry. The Company has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.